Performance Management - Elm Market Navigator ETF	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund commenced operations on or about February 10, 2025 by acquiring substantially all of the assets and liabilities of Elm Partners Portfolio LLC, an unregistered private investment fund (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”) in which investors in the Predecessor Fund received shares of the Fund. The Fund was formed to continue the operations of the Predecessor Fund in a registered ETF format.
The investment objectives, policies, and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Adviser is the same entity that served as investment adviser to the Predecessor Fund, and at least one of the portfolio managers responsible for managing the Predecessor Fund since its inception is one of the portfolio managers for the Fund.
As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF. Prior performance shown below is that of the Predecessor Fund, which commenced operations on December 30, 2011, and that performance information reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense subsidies). The performance of the Predecessor Fund has not been restated to reflect the anticipated expenses of the Fund, which are expected to be higher than those of the Predecessor Fund. If the Predecessor Fund’s performance had been readjusted to reflect the Fund’s expenses, the performance would have been lower. Also, the Predecessor Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. Had the Predecessor Fund been structured as an ETF, its performance may have differed.
The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The performance table shows how average annual total returns of the Predecessor Fund for different periods compare to those of a broad-based market index and supplemental indices. The Predecessor Fund was organized as a Delaware limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result, we are unable to show the after-tax returns for the Predecessor Fund.
Prior performance shown below represents the historical performance of the Predecessor Fund and is not the Fund’s performance, nor is it indicative of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.elmfunds.com or by calling the Fund toll-free at 1-800-617-0004.

Performance Past Does Not Indicate Future [Text]	Prior performance shown below represents the historical performance of the Predecessor Fund and is not the Fund’s performance, nor is it indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The performance table shows how average annual total returns of the Predecessor Fund for different periods compare to those of a broad-based market index and supplemental indices.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF.
Performance Additional Market Index [Text]	The performance table shows how average annual total returns of the Predecessor Fund for different periods compare to those of a broad-based market index and supplemental indices.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after tax-returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax-returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.elmfunds.com
Performance Availability Phone [Text]	1-800-617-0004